Schedule of Investments - Virtus Silvant Small/Mid Growth ETF

April 30, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.9%
Communication Services - 1.5%
TKO Group Holdings, Inc.	250	$46,523
Consumer Discretionary - 9.3%
Cavco Industries, Inc.*	40	20,280
Gildan Activewear, Inc. (Canada)	460	28,515
Lindblad Expeditions Holdings, Inc.*	1,330	24,645
MakeMyTrip Ltd. (India)*	570	26,910
On Holding AG (Switzerland)*	670	23,859
Shake Shack, Inc. Class A*	210	21,517
SharkNinja, Inc.*	295	34,081
Somnigroup International, Inc.	855	64,860
Texas Roadhouse, Inc.	165	26,563
Urban Outfitters, Inc.*	340	23,916
Total Consumer Discretionary		295,146
Consumer Staples - 0.6%
Sprouts Farmers Market, Inc.*	245	20,053
Energy - 5.0%
DT Midstream, Inc.	210	31,078
Liberty Energy, Inc.	830	28,046
TechnipFMC PLC (United Kingdom)	1,330	100,508
Total Energy		159,632
Financials - 7.2%
Affirm Holdings, Inc.*	225	14,463
Galaxy Digital, Inc. Class A*	900	24,696
HCI Group, Inc.	130	19,964
Houlihan Lokey, Inc.	280	43,330
LPL Financial Holdings, Inc.	75	25,060
Miami International Holdings, Inc.*	525	24,407
PennyMac Financial Services, Inc.	385	34,762
StepStone Group, Inc. Class A	475	25,127
Toast, Inc. Class A*	650	18,538
Total Financials		230,347
Health Care - 15.3%
Axsome Therapeutics, Inc.*	235	48,821
Bridgebio Pharma, Inc.*	280	19,911
Celcuity, Inc.*	75	9,101
Ensign Group, Inc. (The)	320	59,741
GeneDx Holdings Corp.*	140	8,805
Halozyme Therapeutics, Inc.*	720	45,835
HealthEquity, Inc.*	385	31,582
Ionis Pharmaceuticals, Inc.*	450	33,642
LeMaitre Vascular, Inc.	135	14,816
Natera, Inc.*	290	59,786
Neurocrine Biosciences, Inc.*	250	32,918
Prestige Consumer Healthcare, Inc.*	200	11,264
Repligen Corp.*	160	18,930
Revolution Medicines, Inc.*	220	31,706
TransMedics Group, Inc.*	385	38,804
UFP Technologies, Inc.*	110	21,079
Total Health Care		486,741
Industrials - 32.9%
Applied Industrial Technologies, Inc.	160	48,920
Axon Enterprise, Inc.*	70	28,123
Bloom Energy Corp. Class A*	395	111,927
Carpenter Technology Corp.	190	81,358
Casella Waste Systems, Inc. Class A*	425	33,681

Security Description	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Comfort Systems USA, Inc.	60	$110,415
FTAI Aviation Ltd.	385	96,123
Graham Corp.*	900	85,680
IES Holdings, Inc.*	125	80,510
Innodata, Inc.*	440	18,581
Karman Holdings, Inc.*	375	25,493
Planet Labs PBC*	555	20,519
Rocket Lab Corp.*	625	51,569
StandardAero, Inc.*	815	20,261
Sterling Infrastructure, Inc.*	205	105,702
Tutor Perini Corp.	585	54,358
XPO, Inc.*	325	71,542
Total Industrials		1,044,762
Information Technology - 23.1%
Advanced Energy Industries, Inc.	135	51,828
Agilysys, Inc.*	210	13,453
Akamai Technologies, Inc.*	270	27,805
Astera Labs, Inc.*	115	22,395
Celestica, Inc. (Canada)*	250	102,397
Commvault Systems, Inc.*	215	21,259
Credo Technology Group Holding Ltd.*	530	92,225
DigitalOcean Holdings, Inc.*	255	24,590
Fabrinet (Thailand)*	135	92,268
Fair Isaac Corp.*	10	10,250
Guidewire Software, Inc.*	190	26,294
Impinj, Inc.*	150	21,738
IonQ, Inc.*	425	19,176
Onto Innovation, Inc.*	130	38,358
Samsara, Inc. Class A*	1,290	37,075
ServiceTitan, Inc. Class A*	265	15,757
SiTime Corp.*	40	22,486
Tower Semiconductor Ltd. (Israel)*	140	30,947
Unity Software, Inc.*	675	17,833
Varonis Systems, Inc.*	320	8,416
Viavi Solutions, Inc.*	685	35,894
Total Information Technology		732,444
Materials - 0.9%
AptarGroup, Inc.	240	29,683
Real Estate - 0.8%
Jones Lang LaSalle, Inc.*	75	23,860
Utilities - 1.3%
Talen Energy Corp.*	110	40,966

TOTAL INVESTMENTS - 97.9%
(Cost $3,039,001)		3,110,157
Other Assets in Excess of Liabilities - 2.1%		67,106
Net Assets - 100.0%		$3,177,263

*	Non-income producing security.

Schedule of Investments - Virtus Silvant Small/Mid Growth ETF (continued)

April 30, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$3,110,157	$—	$—	$3,110,157
Total	$3,110,157	$—	$—	$3,110,157